BASIC AND DILUTED LOSS PER SHARE	9 Months Ended
Sep. 30, 2013
Earnings Per Share, Basic and Diluted [Abstract]
BASIC AND DILUTED LOSS PER SHARE
4. BASIC AND DILUTED LOSS PER SHARE

Basic loss per share is computed by dividing the loss available to common shareholders by the weighted-average number of common shares outstanding. Diluted loss per share is computed similarly to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.

	For the Three Months Ended September 30,						For the Nine Months Ended September 30,
	2013			2012			2013			2012
	Loss	Shares	Per Share	Loss	Shares	Per Share	Loss	Shares	Per Share	Loss	Shares	Per Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net loss	$(3,679,337)			$(3,014,640)			$(15,918,055)			$(5,858,578)

Basic and Diluted EPS
Loss available to common stockholders	$(3,679,337)	4,932,064	$(.75)	$(3,014,640)	4,541,868	$(0.66)	$(15,918,055)	4,767,851	$(3.34)	$(5,858,578)	4,539,432	$(1.29)

For all periods presented, potentially dilutive securities are excluded from the computation of fully diluted loss per share as their effect is anti-dilutive.

As of September 30, 2013, potentially dilutive securities include:

September 30, 2013

Warrants to purchase common stock	6,474,250
Options to purchase common stock	738,485
Total potentially dilutive securities	7,212,735

There were no potentially dilutive securities as of September 30, 2012.

For the three months ended September 30, 2013 and 2012, 7,288,812 and 1,871,006 options, warrants and convertible debentures have been excluded from the computation of potentially dilutive securities, respectively, as their exercise prices are greater than the fair market price per common share as of September 30, 2013 and 2012, respectively.